Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash And Cash Equivalents [Abstract]
Schedule of Cash and cash equivalents
	As at December 31,
	2018	2019
	RMB’million	RMB’million
Cash at bank	7,557	8,892
Term deposits with initial terms within three months	9,799	6,534
	17,356	15,426